Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended				14 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Apr. 30, 2019
Significant Accounting Policies (Details) [Line Items]
Working capital	¥ 46,513		¥ 371,553
Accumulated deficit	(2,538,327)		(2,240,205)		¥ (1,750,475)				$ (393,137)		$ (343,326)
Loss from operations			(494,700)		(705,700)	¥ (456,900)
Cash flows from operating activities			(17,337)		(223,357)	52,071
Line of credit			90,000
Impairment loss on right of use assets			4,667		21,103	94,311
Impairment loss on property plant equipment			3,460		9,479	16,892
Impairment loss property held for sale			36,505	$ 5,595	52,030	111,203
Notes payable			267,558		267,558
Voting percentage													100.00%
Other income			¥ 13,931		16,782	31,783
Uncertain income tax percentage			50.00%	50.00%
Cash and cash equivalents			¥ 123,385		171,915
Short term borrowings	1,000		¥ 1,000		28,788
Concentration risk, description			There are two customers individually represent greater than 10% of total net revenue for the year ended December 31, 2019, while there is no customer individually represent greater than 10% of total net revenue for the year ended December 31, 2020. There is one customer individually represent greater than 10% of total accounts receivable as of December 31, 2019, while there are three customers individually represent greater than 10% of total accounts receivable as of December 31, 2020.There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2019 and 2020.	There are two customers individually represent greater than 10% of total net revenue for the year ended December 31, 2019, while there is no customer individually represent greater than 10% of total net revenue for the year ended December 31, 2020. There is one customer individually represent greater than 10% of total accounts receivable as of December 31, 2019, while there are three customers individually represent greater than 10% of total accounts receivable as of December 31, 2020.There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2019 and 2020.
Translation of balances, description			Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.	Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.
working capital deficit	282,583
Shareholder equity amount	2,174,604
Accumulated deficit	2,538,327
Losses from operations	315,031
Operating activities amount	109,696
Lease liability	329,096
Unused credit line	¥ 20,000
Going concern term	12 months
Daily operations issuance term	12 months
Impairment losses on assets	¥ 3,397	¥ 4,980
Impairment losses on property and equipment	6,345	104
Impairment losses on property held for sale		¥ 28,378
Convenience calculated rate description	00=RMB6.4566 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2021.
Lease initial term	12 months
Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Financing proceeds through ipo							¥ 120,791	$ 18,512
Unused lines of Credit [Member] | Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Line of credit										¥ 20,000
PRC Commercial Bank [Member]
Significant Accounting Policies (Details) [Line Items]
Line of credit												¥ 90,000
Term deposit to the commercial bank			¥ 4,760
PRC Commercial Bank One [Member]
Significant Accounting Policies (Details) [Line Items]
Term deposit to the commercial bank			¥ 6,750
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage			20.00%								20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage			50.00%								50.00%
Right of Use Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale			¥ 28,378		¥ 21,448
Notes Payable [Member]
Significant Accounting Policies (Details) [Line Items]
Notes payable			¥ 29,159